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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2006
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               4401 Northside Parkway, Suite 390
                  --------------------------------------------------------------
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
                  --------------------------------------------------------------
         Title:                 Manager
                  --------------------------------------------------------------
         Phone:                 (404) 949-3101
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia           10/11/06
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          69
                                             -----------------------------------

Form 13F Information Table Value Total:      $   192,931
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                   Voting Authority
                                      Title
                                      -----
                                      of                Value     SHRs or                     Investment  Other
                                      --                -----     -------                     ----------  -----
      Name of Issuer                  Class  CUSIP     (x$1000)  PRN Amount SH/PRN  Put/Call  Discretion Managers Sole  Shared  None
      --------------                  -----  -----     --------  ---------- ------  --------  ---------- -------- ----  ------  ----
ABERCROMBIE & FITCH CO-CL A           COM    002896207   2905     52400     SH       SOLE                           2905

Arch Coal, Inc.                       COM    039380100    716     18700     SH       SOLE                           716
American Inter- national Group, Inc.  COM    026874107   6021     99600     SH       SOLE                          6021
Abercrombie & Fitch Co.               COM    002896207   2024     34900     SH       SOLE                          2024
Anadarko Petroleum Corp               COM    032511107   1004     23000     SH       SOLE                          1004
ASTA Funding, Inc.                    COM    046220109   1977     52233     SH       SOLE                          1977
The Black & Decker Corporation        COM    091797100   2999     36200     SH       SOLE                          2999
Benchmark Electronic Inc              COM    08160H101   3752    163500     SH       SOLE                          3752
Cameron Internationa l Corporation    COM    13342B105   2972     59000     SH       SOLE                          2972
Career Education Corporation          COM    141665109   2026     63000     SH       SOLE                          2026
CONSOL Energy Inc.                    COM    20854P109    753     17600     SH       SOLE                           753
Capital One Financial Corporatio      COM    14040H105   6231     76000     SH       SOLE                          6231
Costco Wholesale Corporation          COM    22160K105   2430     48400     SH       SOLE                          2430
Cisco Systems Inc                     COM    17275R102   1003     43000     SH       SOLE                          1003
Cognizant Technology Solutions
   Corporatio                         COM    192446102   3679     60700     SH       SOLE                          3679
CommScope, Inc                        COM    203372107    744     26800     SH       SOLE                           744
The Walt Disney Company               COM    254687106   2979     97600     SH       SOLE                          2979
Diamond Offshore Drilling, Inc.       COM    25271C102   1747     22300     SH       SOLE                          1747
AMDOCS LTD                            COM    G02602103    764     20500     SH       SOLE                           764
DIRECTV Group, Inc.                   COM    25459L106    755     45000     SH       SOLE                           755
ENSCO International Incorporated      COM    26874Q100   1898     39200     SH       SOLE                          1898
Global Industries, Ltd.               COM    379336100    750     45900     SH       SOLE                           750
Corning Incorporated                  COM    219350105   4577    211000     SH       SOLE                          4577
GLOBAL SANTA FE CORP                  COM    G3930E101   2937     56200     SH       SOLE                          2937
Gentiva Health Servi ces, Inc.        COM    37247A102   1973    112833     SH       SOLE                          1973
The Home Depot, Inc.                  COM    437076102  10005    277300     SH       SOLE                          0005
Hewlett-Packard Company               COM    428236103   2926     97000     SH       SOLE                          2926
J. C. Penney Company, Inc.            COM    708160106    751     11300     SH       SOLE                           751
Jos. A. Bank Clothiers, Inc.          COM    480838101   1996     53166     SH       SOLE                          1996
Joy Global Inc.                       COM    481165108   3830     94550     SH       SOLE                          3830
Kelly Services, Inc.                  COM    488152208    757     28300     SH       SOLE                           757
Kohl's Corporation                    COM    500255104   3727     67500     SH       SOLE                          3727
Lowe's Companies                      COM    548661107   1001     35300     SH       SOLE                          1001
Mobile Telesystems-sp                 COM    607409109   1001     26600     SH       SOLE                          1001
MARVELL TECHNOLOGY GROUP LTD          COM    G5876H105   3662    187000     SH       SOLE                          3662
Morgan Stanley                        COM    617446448   8771    138200     SH       SOLE                          8771
Microsoft Corporation                 COM    594918104   4004    171700     SH       SOLE                          4004
Manitowoc Company, I nc.              COM    563571108   3395     90400     SH       SOLE                          3395
Murphy Oil Corp                       COM    626717102   1014     21400     SH       SOLE                          1014
Maxim Integrated Products, Inc.       COM    57772K101   2969    102000     SH       SOLE                          2969
NABORS INDUSTRIES LTD                 COM    G6359F103   1818     55800     SH       SOLE                          1818
NOBLE CORP.                           COM    G65422100   1750     24700     SH       SOLE                          1750
NOVATEL INC.                          COM    669954109   2059     55300     SH       SOLE                          2059
NIKE, Inc.                            COM    654106103   4021     49700     SH       SOLE                          4021
National-Oilwell, Inc.                COM    637071101   2975     45200     SH       SOLE                          2975
Pfizer Inc.                           COM    717081103   2991    125100     SH       SOLE                          2991
Prudential Financial , Inc.           COM    744320102   2977     40700     SH       SOLE                          2977
Patterson-UTI Energy , Inc.           COM    703481101   2743     91533     SH       SOLE                          2743
Reinsurance Group of America          COM    759351109   3017     59300     SH       SOLE                          3017
TRANSOCEAN INC.                       COM    G90078109   4873     66700     SH       SOLE                          4873
The Charles Schwab Corporation        COM    808513105   2969    185400     SH       SOLE                          2969
SEI Investments Company               COM    784117103   4681    107600     SH       SOLE                          4681
Steven Madden, Ltd.                   COM    556269108    748     22100     SH       SOLE                           748
State Street Corpora tion             COM    857477103    754     13200     SH       SOLE                           754
SEAGATE TECHNOLOGY                    COM    G7945J104   2003     83500     SH       SOLE                          2003
Terex Corporation                     COM    880779103    756     18300     SH       SOLE                           756
Target Coporation                     COM    87612E106   4000     78800     SH       SOLE                          4000
Todco                                 COM    88889T107   1906     46800     SH       SOLE                          1906
Technitrol, Inc.                      COM    878555101    760     28500     SH       SOLE                           760
Tempur-Pedic Interna tional Inc.      COM    88023U101   3731    240700     SH       SOLE                          3731
TETRA Technologies, Inc.              COM    88162F105    540     25400     SH       SOLE                           540
Time Warner Inc.                      COM    887317105   2989    169900     SH       SOLE                          2989
Texas Instruments                     COM    882508104   3182     97200     SH       SOLE                          3182
UnitedHealth Group Incorporated       COM    91324P102   9188    187100     SH       SOLE                          9188
Unit Corporation                      COM    909218109   2041     33200     SH       SOLE                          2041
OPEN JT STK CO-VIMPEL COMMUN          COM    68370R109   3824     79900     SH       SOLE                          3824
WEATHERFORD INTL LTD                  COM    G95089101   3287     68400     SH       SOLE                          3287
WellPoint Inc.                        COM    94973V107   4784     64400     SH       SOLE                          4784
Williams Cos. Inc.                    COM    969457100   2971    138600     SH       SOLE                          2971
W&T Offshore, Inc.                    COM    92922P106   2073     51500     SH       SOLE                          2073

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